INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Disclosure of detailed information about deferred taxes [Table Text Block]
	December 31, 2023	December 31, 2022
Deferred income tax assets
Non-capital loss carry-forwards	$328,375	$309,510
Non-capital loss carry-forwards	(8,082)	38,740
Deferred income tax assets	$320,293	$348,250
Excess of carrying value over tax value of property, plant and equipment	$(320,293)	$(348,250)
Deferred income tax liability	$(320,293)	$(348,250)
Net deferred tax asset (liability)	$-	$-

Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2023	December 31, 2022
Non-capital losses carried forward	$2,138,912	$1,725,619
Intangible assets	118,287	123,623
Derivative warrant liability	-	990
Lease liability	4,669	39,614
Unrecognized deductible temporary differences	$2,261,868	$1,889,846

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income taxes	$(2,101,886)	$(1,189,386)	$(2,758,567)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	(567,509)	(321,134)	(744,813)
Items not deductible for income tax purposes	263,791	34,640	(107,916)
Under provision of taxes in prior years	(174,600)	4,469	99,873
Change in timing differences	242,678	234,499	91,007
Impact of foreign exchange on tax assets and liabilities	(18,970)	44,097	4,444
Unused tax losses and tax offsets not recognized	399,572	147,036	813,044
Income tax expense	144,962	143,607	155,639
Texas margin tax and branch tax	25,513	22,424	17,000
Income tax expense	$170,475	$166,031	$172,639